Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Current assets
Security deposits	$ 8	$ 9
Loans to employees	29	30
Prepaid expenses	360	399
Interest accrued and not due	99	64
Withholding taxes and others	332	424
Advance payments to vendors for supply of goods	48	43
Deposit with corporation	345	304
Deferred contract cost
Cost of obtaining a contract	40	24
Cost of fulfillment	59	43
Net investment in lease	133	85
Other non financial assets	11	21
Other financial assets	55	27
Total Current prepayment and other assets	1,519	1,473
Non-current assets
Loans to employees	2	4
Security deposits	32	31
Deposit with corporation	10	6
Defined benefit plan assets	35	4
Prepaid expenses	33	41
Deferred contract cost
Cost of obtaining a contract	36	16
Cost of fulfillment	103	82
Withholding taxes and others	63	81
Net investment in lease	129	134
Other financial assets	2
Total Non- current prepayment and other assets	445	399
Total prepayment and other assets	1,964	1,872
Financial assets carried at amortized cost	$ 844	$ 694